UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

THIRD AVENUE VALUE FUND

THIRD AVENUE SMALL-CAP VALUE FUND

THIRD AVENUE REAL ESTATE VALUE FUND

THIRD AVENUE INTERNATIONAL VALUE FUND

THIRD AVENUE FOCUSED CREDIT FUND

FIRST QUARTER REPORT

January 31, 2010

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at January 31, 2010
(Unaudited)

Principal Amount ($)	Issues	Value (Note 1)

Corporate Debt Instruments - 4.81%

	Consumer Products - 0.27%
16,004,748	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (b)	$14,647,545

	Financial Insurance - 3.31%
362,167,000	MBIA Insurance Corp.,
	14.000%, due 1/15/33 (d) (h)	179,272,665

	Financial Services - 0.44%
	CIT Group, Inc.:
2,725,546	7.000%, due 5/1/13	2,507,502
4,088,319	7.000%, due 5/1/14	3,674,377
4,088,319	7.000%, due 5/1/15	3,572,169
6,813,866	7.000%, due 5/1/16	5,876,959
9,539,412	7.000%, due 5/1/17	8,168,122

		23,799,129

	Home Development - 0.35%
	Standard Pacific Corp.:
10,800,000	6.250%, due 4/1/14	9,612,000
10,415,000	7.000%, due 8/15/15	9,321,425

		18,933,425

	U.S. Real Estate Operating
	Companies - 0.44%
	Forest City Enterprises, Inc.:
20,778,000	7.625%, due 6/1/15	18,907,980
5,826,000	6.500%, due 2/1/17	4,740,907

		23,648,887

	Total Corporate Debt Instruments
	(Cost $377,531,491)	260,301,651

Shares	Issues	Value (Note 1)

Preferred Stocks - 0.01%

	Auto Supply - 0.00%
759,866	ISE Corp. Series B (a) (b) (c)	$—
977,469	ISE Corp. Series C (a) (b)	—

		—

	Financial Insurance - 0.00%
6,045,667	CGA Group, Ltd. Series C
	(Bermuda) (a) (b)	—

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance,
	8.625% (United Kingdom)	8,377
1,022,245	RS Holdings Corp., Convertible,
	Class A (a) (b) (c)	271,577

		279,954

	Total Preferred Stocks
	(Cost $14,103,694)	279,954

Common Stocks - 89.82%

	Annuities & Mutual Fund
	Management & Sales - 3.23%
6,000,000	Bank of New York Mellon
	Corp. (The)	174,540,000

	Auto Supply - 0.00%
217,210	ISE Corp. (a) (b) (c)	—

	Automotive - 10.13%
18,576,400	Toyota Industries Corp. (Japan) (c)	547,835,560

	Consumer Products - 0.00%#
526,368	Home Products International,
	Inc. (a) (b) (c)	26,318

	Depository Institutions - 1.94%
218,500	Carver Bancorp, Inc. (c)	1,586,310
17,528,450	Chong Hing Bank, Ltd. (Hong Kong)	31,607,403
10,000,000	KeyCorp	71,800,000

		104,993,713

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Shares	Issues	Value (Note 1)

Common Stocks (continued)

	Diversified Operations - 8.17%
10,000,000	Brookfield Asset Management, Inc.,
	Class A (Canada)	$200,900,000
48,526,822	Wharf (Holdings), Ltd. (The)
	(Hong Kong)	241,260,612

		442,160,612

	Electronics Components - 0.66%
3,004,556	AVX Corp.	35,694,125

	Financial Insurance - 0.61%
8,955,191	Ambac Financial Group, Inc. (a)	6,179,082
37	Manifold Capital Holdings,
	Inc. (a) (b) (c) (f)	555,000
5,266,460	MBIA, Inc. (a)	25,963,648

		32,697,730

	Financial Services - 0.14%
234,609	CIT Group, Inc. (a)	7,465,258

	Holding Companies - 22.55%
83,370	Capital Southwest Corp.	6,790,486
53,819,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	638,082,284
3,951,800	Guoco Group, Ltd. (Hong Kong) [1]	38,734,405
10,665,000	Investor AB, Class A (Sweden)	184,756,556
2,200,000	Jardine Matheson Holdings, Ltd.
	(Hong Kong) [1]	66,000,000
359,250	Pargesa Holding SA (Switzerland)	30,194,341
3,317,350	RHJ International (Belgium) (a)	27,367,080
87,069,500	Wheelock & Co., Ltd. (Hong Kong)	227,656,135

		1,219,581,287

	Home Development - 0.62%
1,000,000	MDC Holdings, Inc.	33,600,000

Shares	Issues	Value (Note 1)

	Industrial & Agricultural
	Equipment - 0.11%
360,100	Mestek, Inc. (a)	$2,772,770
311,119	Omega Flex, Inc.	3,294,750

		6,067,520

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd.
	(Bermuda) (a) (b)	211,250
32,089	RS Holdings Corp., Class A (a) (b)	8,525

		219,775

	Manufactured Housing - 0.65%
500	Fleetwood Homes, Inc. (a) (b) (c)	35,000,000

	Mutual Holding Companies - 0.23%
637,122	Brooklyn Federal Bancorp, Inc.	5,530,219
50,920	Colonial Bankshares, Inc. (a)	386,483
490,036	FedFirst Financial Corp. (a) (c)	1,727,377
205,511	Gouverneur Bancorp, Inc. (c)	1,592,710
274,157	Home Federal Bancorp, Inc. (c)	2,316,627
242,800	SFSB, Inc. (a) (c)	582,720

		12,136,136

	Non-U.S. Real Estate Operating
	Companies - 17.33%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	109,184,114
30,534,000	Hang Lung Properties, Ltd.
	(Hong Kong)	104,218,986
114,391,738	Henderson Land Development Co.,
	Ltd. (Hong Kong) (c)	724,161,532

		937,564,632

	Oil & Gas Production &
	Services - 7.16%
776,800	Cenovus Energy, Inc. (Canada)	17,982,920
2,000,630	Cimarex Energy Co.	98,451,002
776,800	EnCana Corp. (Canada)	23,762,312
11,090,000	Nabors Industries, Ltd. (Bermuda) (a)	247,307,000

		387,503,234

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Shares	Issues	Value (Note 1)

Common Stocks (continued)

	Steel & Specialty Steel - 7.31%
3,500,000	POSCO, ADR (South Korea)	$395,325,000

	Telecommunications - 1.16%
1,575,767	Sycamore Networks, Inc. (c)	30,554,122
5,008,450	Tellabs, Inc. (a)	32,204,333

		62,758,455

	U.S. Real Estate Operating
	Companies - 4.97%
18,975,821	FNC Realty Corp. (a) (b) (c)	8,311,410
13,764,203	Forest City Enterprises, Inc.,
	Class A (a) (c)	155,673,136
22,500	Forest City Enterprises, Inc.,
	Class B (a)	253,575
3,420,106	Tejon Ranch Co. (a) (c)	104,689,445

		268,927,566

	Utilities, Utility Service
	Companies & Waste
	Management - 2.85%
8,816,889	Covanta Holding Corp. (a) (c)	154,295,557

	Total Common Stocks
	(Cost $4,371,162,744)	4,858,392,478

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.12%

	Infrastructure - 0.12%
400,000	Brookfield Infrastructure
	Partners L.P. [2]	6,400,000

	Insurance & Reinsurance - 0.00%#
1,805,000	Insurance Partners II
	Equity Fund, L.P. (a) (b)	229,040

Principal Amount ($)	Issues	Value (Note 1)

	Total Limited Partnerships
	(Cost $8,007,814)	$6,629,040

Short Term Investments - 5.45%

	Repurchase Agreement - 1.75%
94,946,292	JPMorgan Securities, Inc., 0.01%,
	dated 1/29/10, due 2/1/10 (e)	94,946,292

	U.S. Government
	Obligations - 3.70%
200,000,000	U.S. Treasury Bill, 0.06%‡,
	due 4/29/10 (g)	199,963,800

	Total Short Term Investments
	(Cost $294,915,636)	294,910,092

	Total Investment
	Portfolio - 100.21%
	(Cost $5,065,721,379)	5,420,513,215
	Liabilities in excess of
	Other Assets - (0.21%)	(11,207,032)

	NET ASSETS - 100.00%	$5,409,306,183

	Investor Class:
	Net assets applicable to 45,496
	shares outstanding	$1,975,002

	Net asset value, offering and
	redemption price per share	$43.41

	Institutional Class:
	Net assets applicable to
	124,577,581 shares
	outstanding	$5,407,331,181

	Net asset value, offering and
	redemption price per share	$43.41

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Notes:
ADR: American Depository Receipt. PIK: Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $98,950,000, due 11/15/39, value $97,702,686.
(f)	Security is subject to restrictions on resale.
(g)	A portion of this security is segregated for future fund commitments.
(h)	Variable rate security.
#	Amount represents less than 0.01% of total net assets.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.
[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	40.32%
United States*	28.91
Japan	10.13
South Korea	7.31
Bermuda	4.58
Canada	4.48
Sweden	3.41
Switzerland	0.56
Belgium	0.51
United Kingdom	0.00 #

Total	100.21%

     * Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2010
(Unaudited)

Principal Amount ($)	Issues	Value (Note 1)

Corporate Debt Instruments - 5.75%

	Financial Insurance - 1.59%
38,500,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (f) (g)	$19,057,500

	Oil & Gas - 2.09%
15,000,000	Energy XXI Gulf Coast, Inc., 10.000%, due 6/15/13	15,000,000
10,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (f)	10,108,375

		25,108,375

	Transportation - 2.07%
25,852,895	Swift Transportation Co., Inc., Term Loan B, 6.250%, due 5/10/14 (g)	24,874,182

	Total Corporate Debt Instruments (Cost $69,344,120)	69,040,057

U.S. Government Obligations - 0.98%

	U.S. Treasury Inflation Indexed Notes - 0.98%
10,000,000	U.S. Treasury Inflation Indexed Notes, 2.000%-2.125%, due 1/15/14-1/15/19	11,699,281

	Total U.S. Government Obligations (Cost $10,914,874)	11,699,281

Shares or Units

Common Stocks - 80.30%

	Aerospace & Defense - 0.15%
150,380	Herley Industries, Inc. (a)	1,840,651

	Agriculture - 4.00%
5,384,187	Viterra, Inc. (Canada) (a)	47,988,125

Shares or Units	Issues	Value (Note 1)

	Chemicals & Allied Products - 4.47%
1,194,682	Lanxess AG (Germany)	$45,526,919
396,931	Westlake Chemical Corp.	8,148,993

		53,675,912

	Computer Peripherals - 1.33%
707,309	Imation Corp. (a)	6,323,342
374,753	Lexmark International, Inc., Class A (a)	9,664,880

		15,988,222

	Consumer Products - 2.12%
1,171,771	JAKKS Pacific, Inc. (a)	12,889,481
1,379,185	K-Swiss, Inc., Class A (a) (c)	12,523,000

		25,412,481

	Electronics Components - 3.78%
741,242	Bel Fuse, Inc., Class B (c)	14,061,361
847,936	Electronics for Imaging, Inc. (a)	9,827,578
820,175	Park Electrochemical Corp.	21,529,594

		45,418,533

	Energy/Services - 7.37%
864,993	Bristow Group, Inc. (a)	30,880,250
1,663,262	Bronco Drilling Co., Inc. (a) (c)	8,349,575
1,910,022	Pioneer Drilling Co. (a)	15,184,675
726,313	Tidewater, Inc.	34,005,975

		88,420,475

	Forest Products & Paper - 3.63%
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	5,327,969
1,708,906	Glatfelter	23,582,903
3,157,200	TimberWest Forest Corp. Units (Canada) (a)	14,645,510

		43,556,382

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Shares or Units	Issues	Value (Note 1)

Common Stocks (continued)

	Healthcare Services - 4.26%
3,221,822	Cross Country Healthcare, Inc. (a) (c)	$29,189,707
937,773	Pharmaceutical Product Development, Inc.	21,906,377

		51,096,084

	Holding Companies - 9.60%
486,410	Ackermans & van Haaren NV (Belgium)	33,602,377
1,931,632	Brookfield Asset Management, Inc., Class A (Canada)	38,806,487
1,283,102	JZ Capital Partners, Ltd. (Guernsey)	5,312,160
1,039,680	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (e)	4,304,371
495,300	Leucadia National Corp. (a)	11,060,049
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (a) (c)	22,061,049

		115,146,493

	Industrial Equipment - 2.75%
276,674	Alamo Group, Inc.	4,966,298
2,260,867	Wacker Neuson SE (Germany)	28,042,976

		33,009,274

	Insurance & Reinsurance - 3.70%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	13,594,174
37,474	E-L Financial Corp., Ltd. (Canada)	15,091,587
581,233	HCC Insurance Holdings, Inc.	15,751,414

		44,437,175

	Life Insurance - 3.00%
221,383	National Western Life Insurance Co., Class A (c)	35,974,738

Shares or Units	Issues	Value (Note 1)

	Metals Manufacturing - 4.27%
1,089,112	Encore Wire Corp.	$21,793,131
836,479	Kaiser Aluminum Corp.	29,402,237

		51,195,368

	Non-U.S. Real Estate Operating
	Companies - 7.71%
5,274,600	Parco Co., Ltd. (Japan) (c)	41,254,834
9,698,000	Sapporo Holdings, Ltd. (Japan)	51,248,502

		92,503,336

	Oil & Gas - 1.80%
439,707	Cimarex Energy Co.	21,637,982

	Securities Trading Services - 2.81%
1,642,635	Investment Technology Group, Inc. (a)	33,674,018

	Semiconductor Equipment Manufacturers & Related - 1.66%
1,774,506	Electro Scientific Industries, Inc. (a) (c)	19,892,212

	Software - 3.08%
1,736,160	Synopsys, Inc. (a)	36,928,123

	Telecommunications - 1.61%
360,814	Sycamore Networks, Inc.	6,996,183
1,917,523	Tellabs, Inc. (a)	12,329,673

		19,325,856

	Transportation - 0.22%
88,767	Genesee & Wyoming, Inc., Class A (a)	2,615,964

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Shares or Units	Issues	Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating
	Companies - 6.98%
1,319,534	Alexander & Baldwin, Inc.	$42,159,111
269,014	Alico, Inc.	6,897,519
322,646	Tejon Ranch Co. (a)	9,876,194
737,412	Vail Resorts, Inc. (a)	24,850,784

		83,783,608

	Total Common Stocks
	(Cost $1,026,283,156)	963,521,012

Investment Amount ($)

Limited Partnerships - 0.57%

	Holding Companies - 0.57%
1,000,000	AP Alternative Assets, L.P.
	(Guernsey) (a) (b)	6,840,000

	Total Limited Partnerships
	(Cost $20,000,000)	6,840,000

Notional Amount ($)

Purchased Options - 0.27%

	Foreign Currency
	Put Options - 0.27%
75,000,000	Japan Currency, strike
	100 Yen, expires 2/22/10	1,140
50,000,000	Japan Currency, strike
	100 Yen, expires 9/14/10	411,455
100,000,000	Japan Currency, strike
	95 Yen, expires 11/30/10	2,805,880

	Total Purchased Options
	(Cost $5,105,000)	3,218,475

Principal Amount ($)	Issues	Value (Note 1)

Short Term Investments - 12.61%

	Repurchase Agreement - 4.70%
56,338,607	JPMorgan Securities, Inc., 0.01%,
	dated 1/29/10, due 2/1/10 (d)	$56,338,607

	U.S. Government
	Obligations - 7.91%
95,000,000	U.S. Treasury Bills, 0.13%-0.17%†,
	due 2/4/10-7/29/10 (h)	94,962,577

	Total Short Term Investments
	(Cost $151,303,909)	151,301,184

	Total Investment
	Portfolio - 100.48%
	(Cost $1,282,951,059)	1,205,620,009
	Liabilities in excess of
	Other Assets - (0.48%)	(5,794,641)

	NET ASSETS - 100.00%	$1,199,825,368

	Investor Class:
	Net assets applicable to 12,474
	shares outstanding	$219,786

	Net asset value, offering and
	redemption price per share	$17.62

	Institutional Class:
	Net assets applicable to
	68,093,287 shares outstanding	$1,199,605,582

	Net asset value, offering and
	redemption price per share	$17.62

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Notes:
(a)	Non-income producing security.
(b	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $58,715,000, due 11/15/39, value $57,974,868.
(e)	Security is subject to restrictions on resale.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)	Variable rate security.
(h)	A portion of this security is segregated for future fund commitments.
†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States*	69.34%
Canada	10.16
Japan	7.71
Germany	6.13
Belgium	2.80
Hong Kong	1.84
Guernsey	1.37
Bermuda	1.13

Total	100.48%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at January 31, 2010
(Unaudited)

Principal Amount ($)	Issues	Value (Note 1)

Corporate Debt Instruments - 8.25%

	U.S. Real Estate Investment Trusts - 7.36%
16,500,000	Brandywine Operating Partnership L.P.,
	3.875%, due 10/15/26	$16,376,250
	Developers Diversified Realty Corp.:
10,000,000	3.500%, due 8/15/11	9,625,000
20,000,000	3.000%, due 3/15/12	18,650,000
25,000,000	Macerich Co. (The), 3.250%,
	due 3/15/12 (d)	23,500,000
	ProLogis:
14,000,000	2.250%, due 4/1/37	13,177,500
19,929,000	1.875%, due 11/15/37	17,861,366
5,000,000	2.625%, due 5/15/38	4,518,750

		103,708,866

	U.S. Real Estate Operating
	Companies - 0.89%
13,000,000	General Growth Properties,
	Term Loan A, due 2/24/10* (f)	12,593,750

	Total Corporate Debt Instruments
	(Cost $76,512,334)	116,302,616

Shares

Preferred Stocks - 0.69%

	U.S. Real Estate
	Investment Trusts - 0.15%
112,000	RAIT Financial Trust, 7.750% Series A	1,191,680
82,400	RAIT Financial Trust, 8.375% Series B	918,760

		2,110,440

	U.S. Real Estate
	Operating Companies - 0.54%
383,500	Forest City Enterprises, Inc.,
	$25 par, 7.375%, due 2/1/34	7,574,125

	Total Preferred Stocks
	(Cost $14,447,500)	9,684,565

Shares or Units	Issues	Value (Note 1)

Common Stocks - 71.31%

	Non-U.S. Real Estate
	Consulting/Management - 1.19%
3,309,535	Savills PLC (United Kingdom)	$16,754,260

	Non-U.S. Real Estate
	Investment Trusts - 7.64%
4,421,808	British Land Co. PLC
	(United Kingdom)	30,965,874
1,670,168	Derwent London PLC
	(United Kingdom)	34,973,706
6,900,712	Hammerson PLC (United Kingdom)	41,828,514

		107,768,094

	Non-U.S. Real Estate
	Operating Companies - 38.68%
3,673,126	Brookfield Asset Management, Inc.,
	Class A (Canada)	73,793,101
13,128,500	Capitaland, Ltd. (Singapore)	36,036,274
3,362,300	Daibiru Corp. (Japan)	25,329,463
9,000,000	Hang Lung Properties, Ltd.
	(Hong Kong)	30,718,900
13,913,000	Henderson Land Development
	Co., Ltd. (Hong Kong)	88,076,810
5,701,000	Hongkong Land Holdings, Ltd.
	(Hong Kong) [1]	26,737,690
13,500,000	Hysan Development Co., Ltd.
	(Hong Kong)	33,524,173
2,572,000	Mitsubishi Estate Co., Ltd. (Japan)	41,829,015
2,431,000	Mitsui Fudosan Co., Ltd. (Japan)	41,340,331
6,331	NTT Urban Development Corp. (Japan)	4,664,172
21,869,072	Quintain Estates & Development
	PLC (United Kingdom) (a)	20,537,540
8,285,677	Songbird Estates PLC
	(United Kingdom) (a)	21,721,112
3,050,000	Sun Hung Kai Properties, Ltd.
	(Hong Kong)	39,401,980
18,587,500	Wheelock & Co., Ltd. (Hong Kong)	48,599,778

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Shares or Units	Issues	Value (Note 1)

Common Stocks (continued)

	Non-U.S. Real Estate Operating Companies (continued)
20,845,000	Wheelock Properties, Ltd. (Hong Kong)	$13,075,194

		545,385,533

	U.S. Real Estate Investment Trusts - 5.18%
1,376,992	ProLogis	17,350,099
862,024	Vornado Realty Trust	55,755,712

		73,105,811

	U.S. Real Estate Operating Companies - 18.62%
500,500	Consolidated-Tomoka Land Co. (c)	16,556,540
12,982,327	FNC Realty Corp. (a) (b) (c)	5,686,259
10,090,773	Forest City Enterprises, Inc.,
	Class A (a) (c)	114,126,643
28,893,141	Newhall Holding Co. LLC,
	Class A Units (a) (c)	50,562,997
1,228,228	St. Joe Co. (The) (a)	31,933,928
785,584	Tejon Ranch Co. (a)	24,046,726
7,420,473	Thomas Properties Group, Inc. (c)	19,664,253

		262,577,346

	Total Common Stocks (Cost $1,057,094,127)	1,005,591,044

Investment Amount ($)

Limited Partnerships - 1.14%

	Investment Fund - 1.14%
16,000,000	Alliance Bernstein Legacy Securities (C1), L.P. (a) (b)	16,138,768

	Total Limited Partnerships (Cost $16,016,700)	16,138,768

Notional Amount ($)	Issues	Value (Note 1)

Purchased Options - 0.18%

	Foreign Currency Put Options - 0.18%
80,000,000	Japan Currency, strike 95 Yen, expires 1/28/11	$2,568,392

	Total Purchased Options (Cost $1,958,000)	2,568,392

Principal Amount ($)

Short Term Investments - 19.12%

	Repurchase Agreement - 17.35%
244,592,258	JPMorgan Securities, Inc., 0.01%, dated 1/29/10, due 2/1/10 (e)	244,592,258

	U.S. Government Obligations - 1.77%
25,000,000	U.S. Treasury Bill, 0.06%†, due 4/29/10	24,995,475

	Total Short Term Investments (Cost $269,588,426)	269,587,733

	Total Investment Portfolio - 100.69% (Cost $1,435,617,087)	1,419,873,118
	Liabilities in excess of Other Assets - (0.69%)	(9,704,280)

	NET ASSETS - 100.00%	$1,410,168,838

	Investor Class:
	Net assets applicable to 208,298 shares outstanding	$4,048,461

	Net asset value, offering and redemption price per share	$19.44

	Institutional Class:
	Net assets applicable to 72,344,798 shares outstanding	$1,406,120,377

	Net asset value, offering and redemption price per share	$19.44

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $254,900,000, due 11/15/39, value $251,686,858.
(f)	Variable rate security.
*	Issuer in default.
†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States*	53.18%
Hong Kong	19.87
United Kingdom	11.83
Japan	8.02
Canada	5.23
Singapore	2.56

Total	100.69%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at January 31, 2010
(Unaudited)

Principal Amount ($)		Issues	Value (Note 1)

Corporate Debt Instruments - 0.26%

		Electronics Components - 0.26%
2,401, 000	SGD	WBL Corp., Ltd., 2.500%,
		due 6/10/14 (Singapore)	$3,698,180

		Total Corporate Debt Instruments
		(Cost $3,694,150)	3,698,180

Shares

Common Stocks and Warrants - 84.05%

		Advertising - 2.10%
1,437,900		Asatsu-DK, Inc. (Japan)	29,454,131

		Agriculture - 6.61%
155,356		United International Enterprises,
		Ltd. (Denmark) [1]	12,556,124
8,989,514		Viterra, Inc. (Canada) (a)	80,121,645

			92,677,769

		Building & Construction Products/Services - 0.45%
10,482,120		Tenon, Ltd. (New Zealand) (a) (c)	6,325,561

		Corporate Services - 0.68%
22,522,784		Boardroom, Ltd. (Singapore) (c)	9,529,640

		Diversified Operations - 5.96%
1,635,342		Antarchile S.A. (Chile)	30,959,480
5,371,200		Hutchison Whampoa, Ltd.
		(Hong Kong)	36,769,850
344,189		Lundbergforetagen AB, Class B
		(Sweden)	15,814,876

			83,544,206

		Electronics Components - 9.01%
35,203,669		WBL Corp., Ltd. (Singapore) (c)	126,420,287

Shares	Issues	Value (Note 1)

	Forest Products & Paper - 5.34%
60,271,095	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (e)	$14,914,876
12,000,000	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (e) (f)	2,969,558
44,971,082	Rubicon, Ltd. (New Zealand) (a) (c)	33,134,019
598,656	Weyerhaeuser Co.	23,886,374

		74,904,827

	Holding Companies - 9.50%
761,561	Compagnie Nationale
	a Portefeuille (Belgium)	38,102,336
3,815,400	Guoco Group, Ltd. (Hong Kong) [2]	37,397,451
1,270,888	Leucadia National Corp. (a)	28,378,929
543,085	LG Corp. (South Korea) (a)	29,403,956

		133,282,672

	Insurance - 13.84%
297,027	Allianz SE (Germany)	33,119,227
13,249,502	BRIT Insurance Holdings NV
	(United Kingdom) [3]	39,647,481
1,397,603	Montpelier Re Holdings, Ltd.
	(Bermuda)	23,605,515
243,689	Munich Re (Germany)	36,659,443
1,533,625	Sampo Oyj, Class A (Finland)	37,296,576
881,900	Tokio Marine Holdings, Inc. (Japan)	23,839,096

		194,167,338

	Investment Companies - 1.51%
16,608,933	Resolution, Ltd. (Guernsey) (a)	21,212,835

	Machinery - 1.74%
432,791	Andritz AG (Austria)	24,350,644

	Media - 0.20%
278,270	Alma Media Corp. (Finland)	2,855,080

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Shares	Issues	Value (Note 1)

Common Stocks and Warrants (continued)

	Metals & Mining - 2.86%
5,745,000	Dundee Precious Metals, Inc.
	(Canada) (a) (c) (f)	$17,999,299
512,500	Dundee Precious Metals, Inc.
	Warrants, expires 6/29/12
	(Canada) (a) (e)	74,293
2,360,000	Dundee Precious Metals, Inc.
	Warrants, expires 11/20/15
	(Canada) (a) (e)	2,758,943
448,956	Newmont Mining Corp.	19,242,254

		40,074,789

	Non-U.S. Real Estate
	Operating Companies - 3.80%
2,735,600	Daibiru Corp. (Japan)	20,608,298
1,923,000	Mitsui Fudosan Co., Ltd. (Japan)	32,701,545

		53,309,843

	Oil & Gas Production
	& Services - 2.13%
411,052	Cenovus Energy, Inc. (Canada)	9,515,854
667,567	EnCana Corp. (Canada)	20,420,874

		29,936,728

	Other Financial - 3.09%
67,766,000	Yuanta Financial Holding
	Co., Ltd. (Taiwan)	43,273,850

	Pharmaceuticals - 4.13%
1,009,880	GlaxoSmithKline PLC
	(United Kingdom)	19,637,766
514,600	Sanofi-Aventis SA (France)	38,243,248

		57,881,014

	Technology - Hardware - 3.04%
84,824,750	United Microelectronics Corp.
	(Taiwan) (a)	42,616,830

Shares	Issues	Value (Note 1)

	Telecommunications - 5.56%
49,496,693	Netia S.A. (Poland) (a) (c)	$77,956,889

	Transportation - 2.50%
5,233,000	Seino Holdings Co., Ltd. (Japan)	35,074,115

	Total Common Stocks
	and Warrants
	(Cost $1,262,774,759)	1,178,849,048

Notional Amount ($)

Purchased Options - 0.46%

	Foreign Currency
	Put Options - 0.46%
75,000,000	Euro Currency, strike 1.260 Euro,
	expires 2/1/10	—
75,000,000	Euro Currency, strike 1.329 Euro,
	expires 1/27/11	2,439,795
75,000,000	Japan Currency, strike 98 Yen,
	expires 2/22/10	6,090
75,000,000	Japan Currency, strike 90 Yen,
	expires 12/1/10	3,949,230

	Total Purchased Options
	(Cost $12,690,000)	6,395,115

Principal Amount ($)

Short Term Investments - 15.57%

	Repurchase Agreement - 12.01%
168,416,182	JPMorgan Securities, Inc., 0.01%,
	dated 1/29/10, due 2/1/10 (d)	168,416,182

	U.S. Government Obligations - 3.56%
50,000,000	U.S. Treasury Bills, 0.03%-0.06%†,
	due 3/18/10-4/29/10	49,995,029

	Total Short Term Investments
	(Cost $218,411,765)	218,411,211

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Total Investment
Portfolio - 100.34%
(Cost $1,497,570,674)	$1,407,353,554

Liabilities in excess of
Other Assets - (0.34%)	(4,788,942)

NET ASSETS - 100.00%	$1,402,564,612

Investor Class:
Net assets applicable to 23,070
shares outstanding	$344,482

Net asset value, offering and
redemption price per share	$14.93

Institutional Class:
Net assets applicable to
93,925,271 shares outstanding	$1,402,220,130

Net asset value, offering and
redemption price per share	$14.93

Notes:
SGD: Singapore Dollar.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $175,515,000, due 11/15/39, value $173,302,546.
(e)	Security is subject to restrictions on resale.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Annualized yield at date of purchase.
[1]	Incorporated in Bahamas.
[2]	Incorporated in Bermuda.
[3]	Incorporated in Netherlands.

Country Concentration
% of Net Assets

United States *	21.13%
Canada	10.61
Japan	10.10
Singapore	9.96
Taiwan	6.12
Poland	5.56
Hong Kong	5.29
Germany	4.97
United Kingdom	4.23
Finland	2.86
New Zealand	2.81
France	2.73
Belgium	2.72
Chile	2.21
South Korea	2.10
Austria	1.73
Bermuda	1.68
Guernsey	1.51
Sweden	1.13
Denmark	0.89

Total	100.34%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at January 31, 2010
(Unaudited)

Principal Amount ($)	Issues	Value (Note 1)

Corporate Debt Instruments - 82.62%

	Aerospace - 3.71%
1,300,000	Aveos Fleet Performance, Inc., Term
	Loan B, 6.501%,
	due 10/16/14 (b)	$448,500
9,000,000	DAE Aviation Holdings, Inc.,
	11.250%, due 8/1/15 (a)	8,302,500
	Sequa Corp.:
4,200,000	11.750%, due 12/1/15 (a)	4,221,000
7,083,187	PIK, 13.500%, due 12/1/15 (a)	7,260,267

		20,232,267

	Building Products - 0.58%
3,013,333	Nortek, Inc., 11.000%, due 12/1/13	3,179,066

	Cable - 1.09%
6,000,000	Virgin Media Secured Finance PLC,
	6.500%, due 1/15/18
	(United Kingdom) (a)	5,932,500

	Chemicals - 7.53%
13,000,000	Georgia Gulf Corp., 9.000%,
	due 1/15/17 (a)	13,422,500
14,997,533	Lyondell Chemical Co., Term Loan,
	5.793%, due 6/3/10 (b)	15,756,783
6,500,000	Terra Capital, Inc., 7.750%,
	due 11/1/19 (a)	6,792,500
	Tronox, Inc.:
3,941,176	Term Loan B1, 9.250%,
	due 9/20/10 (b)	4,039,706
1,058,824	Term Loan B2, 9.250%,
	due 9/20/10 (b)	1,085,294

		41,096,783

	Consumer Products - 3.96%
15,560,000	Culligan International Co.,
	Term Loan, 2.490%,
	due 11/24/12 (b)	12,588,040
2,000,000	Nebraska Book Co., Inc., 10.000%,
	due 12/1/11 (a)	2,052,500

Principal Amount ($)	Issues	Value (Note 1)

6,966,506	Spectrum Brands, Inc.,
	Term Loan B, 7.717%,
	due 6/30/12 (b)	$6,966,506

		21,607,046

	Consumer Services - 1.83%
9,500,000	Hertz Corp. (The), 10.500%,
	due 1/1/16	9,998,750

	Diversified Manufacturing - 2.82%
8,000,000	Trimas Corp., 9.750%,
	due 12/15/17 (a)	8,020,000
7,269,110	World Color Press, Inc.,
	Term Loan, 9.000%,
	due 7/21/12 (Canada) (b)	7,366,029

		15,386,029

	Diversified Media - 2.39%
9,500,000	Nielsen Finance LLC/Nielsen
	Finance Co., 10.000%,
	due 8/1/14	9,927,500
3,488,533	TL Acquisitions, Inc., Term Loan,
	2.750%, due 7/3/14 (b)	3,106,734

		13,034,234

	Energy - 12.45%
7,000,000	Antero Resources Finance Corp.,
	9.375%, due 12/1/17 (a)	7,350,000
12,500,000	Compton Petroleum Finance Corp.,
	7.625%, due 12/1/13 (Canada)	10,093,750
10,000,000	Connacher Oil & Gas, 10.250%,
	due 12/15/15 (Canada) (a)	9,650,000
	Energy XXI Gulf Coast, Inc.:
10,138,319	10.000%, due 6/15/13	10,138,319
9,261,155	PIK, 16.000%, due 6/15/14 (a)	10,696,634
7,000,000	Hercules Offshore LLC, 10.500%,
	due 10/15/17 (a)	7,245,000
1,000,000	Stallion OilField Services/Stallion
	Oilfield Finance Corp., 9.750%,
	due 2/1/15* (a)	645,000

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Principal Amount ($)	Issues	Value (Note 1)

Corporate Debt Instruments (continued)

	Energy (continued)
11,500,000	Trico Shipping AS, 11.875%,
	due 11/1/14 (Norway) (a)	$12,132,500

		67,951,203

	Financials - 8.36%
11,000,000	Capmark Financial Group, Inc.,
	Term Loan, 2.425%,
	due 3/23/11* (b)	3,318,337
	CIT Group, Inc.:
2,245,499	7.000%, due 5/1/15	1,962,005
6,242,498	7.000%, due 5/1/16	5,384,155
8,739,498	7.000%, due 5/1/17	7,483,195
	GMAC, Inc.:
5,150,000	7.250%, due 3/2/11	5,214,375
3,000,000	7.000%, due 2/1/12	3,007,500
10,877,258	Marsico Parent Co. LLC, Term Loan B,
	5.312%, due 12/14/14 (b)	7,423,728
5,000,000	National Money Mart Co., 10.375%,
	due 12/15/16 (Canada) (a)	5,300,000
2,925,000	Nuveen Investments, Inc., Term Loan,
	12.500%, due 7/31/15 (b)	3,076,126
4,000,000	PREIT Associates L.P., 4.000%,
	due 6/1/12 (a)	3,480,000

		45,649,421

	Food & Beverage - 2.78%
	Pinnacle Foods Finance LLC/
	Pinnacle Foods Finance Corp.:
2,000,000	9.250%, due 4/1/15	2,020,000
13,000,000	9.250%, due 4/1/15 (a)	13,130,000

		15,150,000

	Gaming - 1.30%
2,000,000	Harrah’s Operating Co., Inc.,
	11.250%, due 6/1/17	2,135,000
6,000,000	Harrah’s Operating Co., Inc.,
	Term Loan B2, 3.249%,
	due 1/28/15 (b)	4,978,128

		7,113,128

Principal Amount ($)	Issues	Value (Note 1)

	Healthcare - 3.89%
5,000,000	Accellent Inc., 8.375%,
	due 2/1/17 (a)	$5,075,000
6,000,000	Biomet, Inc., PIK, 10.375%,
	due 10/15/17	6,570,000
7,250,000	HCA, Inc., PIK, 9.625%, due 11/15/16	7,703,125
2,000,000	US Oncology Holdings, Inc., PIK,
	6.428%, due 3/15/12 (b)	1,900,000

		21,248,125

	Media - 2.82%
	Clear Channel Worldwide Holdings, Inc.:
1,000,000	Series A, 9.250%, due 12/15/17 (a)	1,027,500
4,000,000	Series B, 9.250%, due 12/15/17 (a)	4,140,000
5,000,000	DEX Media West LLC/Dex Media
	West Finance Co., 8.500%,
	due 8/15/10 *	6,350,000
2,000,000	DEX Media West LLC, Term Loan B,
	due 10/24/14 (b)	1,955,000
2,000,000	RH Donnelley Corp., Term Loan D1,
	due 6/30/11 (b)	1,950,000

		15,422,500

	Metals & Mining - 4.98%
4,266,285	Aleris International, Inc., Term Loan,
	13.000%, due 2/13/10 (b) (f)	4,364,942
	FMG Finance Party, Ltd. (Australia):
2,000,000	10.000%, due 9/1/13 (a)	2,125,000
10,998,000	10.625%, due 9/1/16 (a)	12,510,225
8,000,000	Murray Energy Corp., 10.250%,
	due 10/15/15 (a)	8,180,000

		27,180,167

	Retail - 3.40%
17,330,000	Blockbuster, Inc., 11.750%,
	due 10/1/14 (a)	12,737,550
5,500,000	Rite Aid Corp., 10.250%,
	due 10/15/19 (a)	5,843,750

		18,581,300

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Principal Amount ($)	Issues	Value (Note 1)

Corporate Debt Instruments (continued)

	Technology - 2.69%
16,957,954	First Data Corp., Term Loan B1,
	2.982% due 9/24/14 (b)	$14,702,783

	Telecommunications - 6.30%
8,000,000	Clearwire Communications
	LLC/Clearwire Finance Inc.,
	12.000%, due 12/1/15 (a)	8,080,000
11,970,000	Digicel Group, Ltd., 8.875%,
	due 1/15/15 (Bermuda) (a)	11,670,750
9,000,000	Intelsat Jackson Holdings, Ltd.,
	11.250%, due 6/15/16 (Bermuda)	9,607,500
5,000,000	West Corp., 9.500%, due 10/15/14	5,050,000

		34,408,250

	Transportation - 6.73%
5,954,523	Accuride Corp., Term Loan B,
	due 6/30/13* (b)	5,975,787
3,000,000	Navios Maritime Holdings/Finance,
	8.875%, due 11/1/17
	(Marshall Islands) (a)	3,120,000
3,000,000	Navistar International Corp.,
	8.250%, due 11/1/21	3,045,000
	Swift Transportation Co., Inc.:
1,300,000	8.023%, due 5/15/15 (a) (b)	1,118,000
3,000,000	12.500%, due 5/15/17 (a)	2,715,000
2,500,000	Swift Transportation Co., Inc.,
	Term Loan, due 5/10/14 (b)	2,306,250
16,562,939	Swift Transportation Co., Inc.,
	Term Loan B, 6.250%,
	due 5/10/14 (b)	15,935,915
2,500,000	United Maritime Group LLC/
	United Maritime Group
	Finance Corp., 11.750%,
	due 6/15/15 (a)	2,531,250

		36,747,202

Principal Amount ($)	Issues	Value (Note 1)

	Utilities - 3.01%
500,000	Energy Future Holdings Corp.,
	10.000%, due 1/15/20 (a)	$516,250
19,468,112	Texas Competitive Electric Holdings Co.
	LLC, Term Loan, 3.731%,
	due 10/10/14 (b)	15,896,259

		16,412,509

	Total Corporate Debt Instruments
	(Cost $442,298,567)	451,033,263

Shares

Common Stocks - 0.27%

	Building Products - 0.02%
3,000	Nortek, Inc. (d)	118,500

	Financial Services - 0.25%
42,780	CIT Group, Inc. (d)	1,361,260

	Total Common Stocks
	(Cost $1,189,015)	1,479,760

Principal Amount ($)

Short Term Investments - 23.32%

	Repurchase Agreement - 23.32%
127,275,620	JPMorgan Securities, Inc., 0.01%,
	dated 1/29/10, due 2/1/10 (c) (e)	127,275,620

	Total Short Term Investments
	(Cost $127,275,620)	127,275,620

	Total Investment
	Portfolio - 106.21%
	(Cost $570,763,202)	579,788,643
	Liabilities in excess of
	Other Assets - (6.21%)	(33,905,939)

	NET ASSETS - 100.00%	$545,882,704

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2010
(Unaudited)

Investor Class:
Net assets applicable to 18,503,384
shares outstanding	$195,767,780

Net asset value, offering and
redemption price per share	$10.58

Institutional Class:
Net assets applicable to 33,084,922
shares outstanding	$350,114,924

Net asset value, offering and
redemption price per share	$10.58

Notes:
PIK:	Payment-in-kind.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security.
(c)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $132,640,000, due 11/15/39, value $130,968,006.
(d)	Non-income producing security.
(e)	A portion of this security is segregated for future fund commitments.
(f)	Effective February 8, 2010, the maturity date is extended to May 13, 2010.
*	Issuer in default.

Country Concentration

% of Net Assets

United States*	89.81%
Canada	5.94
Bermuda	3.90
Australia	2.68
Norway	2.22
United Kingdom	1.09
Marshall Islands	0.57

Total	106.21%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Notes to Portfolios of Investments
January 31, 2010
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (commenced investment operations on August 31, 2009) (each a “Fund” and, collectively, the “Funds”).

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At January 31, 2010, such securities had a total fair value of $59,260,665 or 1.10% of net assets of Third Avenue Value Fund, $12,167,969 or 1.01% of net assets of Third Avenue Small-Cap Value Fund, $21,825,027 or 1.55% of net assets of Third Avenue Real Estate Value Fund and $17,884,434 or 1.28% of net assets of Third Avenue International Value Fund. There were no fair valued securities for Third Avenue Focused Credit Fund at January 31, 2010. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the

19

Third Avenue Trust Notes to Portfolios of Investments (continued) January 31, 2010 (Unaudited)

discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

Effective October 31, 2009, the Funds adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly FSP FAS 157-4). This FASB provides guidance in determining fair value when the volume and level of activity for the asset or liability significantly decreased and identifying transactions that are not orderly. FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judg-

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

ment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggre-gated information relating to debt and equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of January 31, 2010:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices
Investments in Securities:
Common Stocks & Warrants:
Aerospace & Defense	$—	$1,840,651	$—	$—	$—
Advertising	—	—	—	29,454,131	—
Agriculture	—	47,988,125	—	92,677,769	—
Annuities & Mutual Fund
Management & Sales	174,540,000	—	—	—	—
Automotive	547,835,560	—	—	—	—
Building & Construction
Products/Services	—	—	—	6,325,561	118,500
Chemical & Allied Products	—	53,675,912	—	—
Computer Peripherals	—	15,988,222	—	—	—
Consumer Products	—	25,412,481	—	—	—
Corporate Services	—	—	—	9,529,640	—
Depository Institutions	104,993,713	—	—	—	—
Diversified Operations	442,160,612	—	—	83,544,206	—
Electronics Components	35,694,125	45,418,533	—	126,420,287	—
Energy/Services	—	88,420,475	—	—	—
Financial Insurance	32,142,730	—	—	—	—
Financial Services	7,465,258	—	—	—	1,361,260
Forest Products & Paper	—	38,228,413	—	57,020,393	—
Healthcare Services	—	51,096,084	—	—	—
Holding Companies	1,219,581,287	115,146,493	—	133,282,672	—
Home Development	33,600,000	—	—	—	—
Industrial & Agricultural Equipment	6,067,520	—	—	—	—
Industrial Equipment	—	33,009,274	—	—	—
Insurance	—	—	—	194,167,338	—
Insurance & Reinsurance	—	44,437,175	—	—	—
Investment Companies	—	—	—	21,212,835	—
Life Insurance	—	35,974,738	—	—	—
Machinery	—	—	—	24,350,644	—
Media	—	—	—	2,855,080	—
Metals & Mining	—	—	—	40,074,789	—
Metals Manufacturing	—	51,195,368	—	—	—
Mutual Holding Companies	12,136,136	—	—	—	—

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Non-U.S. Real Estate Consulting/Management	$—	$—	$16,754,260	$—	$—
Non-U.S. Real Estate Investment Trusts	—	—	107,768,094	—	—
Non-U.S. Real Estate
Operating Companies	937,564,632	92,503,336	545,385,533	53,309,843	—
Oil & Gas	—	21,637,982	—	—	—
Oil & Gas Production & Services	387,503,234	—	—	29,936,728	—
Other Financial	—	—	—	43,273,850	—
Pharmaceuticals	—	—	—	57,881,014	—
Securities Trading Services	—	33,674,018	—	—	—
Semiconductor Equipment
Manufacturers & Related	—	19,892,212	—	—	—
Software	—	36,928,123	—	—	—
Steel & Specialty Steel	395,325,000	—	—	—	—
Technology-Hardware	—	—	—	42,616,830	—
Telecommunications	62,758,455	19,325,856	—	77,956,889	—
Transportation	—	2,615,964	—	35,074,115	—
U.S. Real Estate Investment Trusts	—	—	73,105,811	—	—
U.S. Real Estate Operating Companies	260,616,156	83,783,608	206,328,090	—	—
Utilities, Utility Service Companies
& Waste Management	154,295,557	—	—	—	—
Preferred Stocks:
Insurance & Reinsurance	8,377	—	—	—	—
U.S. Real Estate Investment Trust	—	—	2,110,440	—	—
U.S. Real Estate Operating Companies	—	—	7,574,125	—	—
Limited Partnerships:
Infrastructure	6,400,000	—	—	—	—

Total for Level 1 Securities	$4,820,688,352	$958,193,043	$959,026,353	$1,160,964,614	$1,479,760

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	$—	$—	$50,562,997	$—	$—
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
U.S. Treasury Inflation Indexed Notes	—	11,699,281	—	—	—
Corporate Debt Instruments	245,654,106	69,040,057	116,302,616	3,698,180	451,033,263
Purchased Options:
Foreign Currency Put Options	—	3,218,475	2,568,392	6,395,115	—
Short Term Investments:
Repurchase Agreement	94,946,292	56,338,607	244,592,258	168,416,182	127,275,620
U.S. Government Obligations	199,963,800	94,962,577	24,995,475	49,995,029	—

Total for Level 2 Securities	540,564,198	235,258,997	439,021,738	228,504,506	578,308,883

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Auto Supply	—	—	—	—	—
Consumer Products	26,318	—	—	—	—
Financial Insurance	555,000	—	—	—	—
Forest Products & Paper	—	5,327,969	—	17,884,434	—
Insurance & Reinsurance	219,775	—	—	—	—
Manufactured Housing	35,000,000	—	—	—	—
U.S. Real Estate Operating Companies	8,311,410	—	5,686,259	—	—
Limited Partnerships:
Holding Companies	—	6,840,000	—	—	—
Insurance & Reinsurance	229,040	—	—	—	—
Investment Fund	—	—	16,138,768	—	—
Preferred Stock:
Auto Supply	—	—	—	—	—
Financial Insurance	—	—	—	—	—
Insurance & Reinsurance	271,577	—	—	—	—
Corporate Debt Instruments	14,647,545	—	—	—	—

Total for Level 3 Securities	59,260,665	12,167,969	21,825,027	17,884,434	—

Total Value of Investments	$5,420,513,215	$1,205,620,009	$1,419,873,118	$1,407,353,554	$579,788,643

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/09 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases	Transfer out of Level 3	Balance as of 1/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$—	$—	$—	$—	$—	$—
Consumer Products	26,318	—	—	—	26,318	—
Financial Insurance	38,067	516,933	—	—	555,000	516,933
Insurance & Reinsurance	485,375	(265,600)	—	—	219,775	(265,600)
Manufactured Housing	35,000,000	—	—	—	35,000,000	—
U.S. Real Estate Operating Companies	7,077,981	1,233,429	—	—	8,311,410	1,233,429
Corporate Debt Instruments	14,647,545	—	—	—	14,647,545	—
Limited Partnerships:
Insurance & Reinsurance	234,146	(5,106)	—	—	229,040	(5,106)
Preferred Stocks:
Auto Supply	—	—	—	—	—	—
Financial Insurance	—	—	—	—	—	—
Insurance & Reinsurance	271,577	—	—	—	271,577	—

Total	$57,781,009	$1,479,656	$—	$—	$59,260,665	$1,479,656

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$5,167,444	$160,525	$—	$—	$5,327,969	$160,525
Limited Partnerships:
Holding Companies	6,412,500	427,500	—	—	6,840,000	427,500

Total	$11,579,944	$588,025	$—	$—	$12,167,969	$588,025

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate Operating Companies	$59,252,009	$843,851	$—	$(54,409,601)	$5,686,259	$843,851
Limited Partnerships:
Investment Fund	—	104,247	16,034,521	—	16,138,768	104,247

Total	$59,252,009	$948,098	$16,034,521	$(54,409,601)	$21,825,027	$948,098

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$17,345,597	$538,837	$—	$—	$17,884,434	$538,837

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based on, or reflect the passing through of, floating interest payments on an underlying collateral pool. These obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

Repurchase agreements:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Security transactions:
 Security transactions are accounted for on a trade date basis.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of January 31, 2010:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$1,201,291,001	$154,687,755	$206,319,219	$149,371,252	$14,899,076
Gross unrealized depreciation	(846,499,165)	(232,018,805)	(222,063,188)	(239,588,372)	(5,873,635)

Net unrealized appreciation/ (depreciation)	$354,791,836	$(77,331,050)	$(15,743,969)	$(90,217,120)	$9,025,441

Aggregate book cost	$5,065,721,379	$1,282,951,059	$1,435,617,087	$1,497,570,674	$570,763,202

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2010
(Unaudited)

3. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of January 31, 2010. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $732,755 to meet this contingency.

Third Avenue Small Cap Value Fund has committed $5,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of January 31, 2010. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Small Cap Value Fund has segregated securities valued at $5,000,000 to meet this contingency.

Third Avenue Focused Credit Fund has committed $1,892,139 to RH Donnelley Corp. pursuant to a revolving credit loan, of which the entire amount has not been funded as of January 31, 2010. This commitment may be payable upon demand of RH Donnelley Corp. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $1,892,139 to meet this contingency.

In addition, Third Avenue Focused Credit Fund has committed $1,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of January 31, 2010. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $1,000,000 to meet this contingency.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

27

Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 26, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 26, 2010

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	February 26, 2010